Guarantor Financial Information	12 Months Ended
Jan. 01, 2011
Guarantor Financial Information [Abstract]
Guarantor Financial Information
GUARANTOR FINANCIAL INFORMATION

The Company's Notes (see Note 9) are guaranteed on an unsecured basis by the Company's 100% directly and indirectly owned subsidiaries Darling National, Griffin and its subsidiary Craig Protein (collectively, the "Guarantors"). The Guarantors fully and unconditionally guaranteed the Notes on a joint and several basis. The following financial statements present condensed consolidating financial data for (i) Darling, the issuer of the Notes, (ii) the combined Guarantors, (iii) the combined other subsidiaries of the Company that did not guarantee the Notes (the "Non-guarantors"), and (iv) eliminations necessary to arrive at the Company's consolidated financial statements, which include condensed consolidated balance sheets as of January 1, 2011 and January 2, 2010, and the condensed consolidating statements of operations and condensed consolidating statements of cash flows for the years ended January 1, 2011, January 3, 2010 and January 3, 2009.

Condensed Consolidating Balance Sheet
As of January 1, 2011
(in thousands)

	Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
ASSETS
Total current assets	$95,679	$196,383	$4,669	$(111,145)	$185,586
Investment in subsidiaries	1,118,467	—	—	(1,118,467)	—
Property, plant and equipment, net	119,511	273,909	—	—	393,420
Intangible assets, net	21,569	369,385	—	—	390,954
Goodwill	32,441	343,822	—	—	376,263
Other assets	31,136	3,321	1,578	—	36,035
	$1,418,803	$1,186,820	$6,247	$(1,229,612)	$1,382,258
LIABILITIES AND STOCKHOLDERS’ EQUITY
Total current liabilities	$202,705	$59,343	$3,927	$(111,145)	$154,830
Long-term debt, net of current portion	707,000	30	—	—	707,030
Other noncurrent liabilities	39,460	11,004	296	—	50,760
Deferred income taxes	5,342	—	—	—	5,342
Total liabilities	954,507	70,377	4,223	(111,145)	917,962
Stockholders’ equity:
Common stock, additional paid-in capital and treasury stock	286,696	1,022,544	6,224	(1,028,768)	286,696
Retained earnings and accumulated other comprehensive loss	177,600	93,899	(4,200)	(89,699)	177,600
Total stockholders’ equity	464,296	1,116,443	2,024	(1,118,467)	464,296
	$1,418,803	$1,186,820	$6,247	$(1,229,612)	$1,382,258

Condensed Consolidating Balance Sheet
As of January 2, 2010
(in thousands)

	Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
ASSETS
Total current assets	$122,278	$115,331	$359	$(91,591)	$146,377
Investment in subsidiaries	221,540	—	—	(221,540)	—
Property, plant and equipment, net	110,931	41,051	—	—	151,982
Intangible assets, net	19,275	21,023	—	—	40,298
Goodwill	27,572	51,513	—	—	79,085
Other assets	8,114	315	—	—	8,429
	$509,710	$229,233	$359	$(313,131)	$426,171
LIABILITIES AND STOCKHOLDERS’ EQUITY
Total current liabilities	$155,148	$7,227	$493	$(91,591)	$71,277
Long-term debt, net of current portion	27,500	39	—	—	27,539
Other noncurrent liabilities	35,850	—	293	—	36,143
Deferred income taxes	6,335	—	—	—	6,335
Total liabilities	224,833	7,266	786	(91,591)	141,294
Stockholders’ equity:
Common stock, additional paid-in capital and treasury stock	154,314	150,666	3,433	(154,099)	154,314
Retained earnings and accumulated other comprehensive loss	130,563	71,301	(3,860)	(67,441)	130,563
Total stockholders’ equity	284,877	221,967	(427)	(221,540)	284,877
	$509,710	$229,233	$359	$(313,131)	$426,171

Condensed Consolidated Statements of Operations
For the year ended January 1, 2011
(in thousands)

	Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Net sales	$560,270	$302,074	$813	$(138,248)	$724,909
Cost and expenses:
Cost of sales and operating expenses	421,959	247,188	749	(138,248)	531,648
Selling, general and administrative expenses	60,282	7,750	10	—	68,042
Depreciation and amortization	21,768	10,140	—	—	31,908
Acquisition costs	10,798	—	—	—	10,798
Total costs and expenses	514,807	265,078	759	(138,248)	642,396
Operating income	45,463	36,996	54	—	82,513

Interest expense	(8,735)	(2)	—	—	(8,737)
Other, net	(1,772)	(1,066)	(595)	—	(3,433)
Earnings in investments in subsidiaries	22,258	—	—	(22,258)	—
Income from operations before taxes	57,214	35,928	(541)	(22,258)	70,343
Income taxes (benefit)	12,971	13,330	(201)	—	26,100
Net income	$44,243	$22,598	$(340)	$(22,258)	$44,243

Condensed Consolidated Statements of Operations
For the year ended January 2, 2010
(in thousands)

	Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Net sales	$443,270	$269,686	$—	$(115,150)	$597,806
Cost and expenses:
Cost of sales and operating expenses	331,037	224,224	—	(115,150)	440,111
Selling, general and administrative expenses	55,198	5,864	—	—	61,062
Depreciation and amortization	17,944	7,282	—	—	25,226
Acquisition costs	468	—	—	—	468
Total costs and expenses	404,647	237,370	—	(115,150)	526,867
Operating income	38,623	32,316	—	—	70,939

Interest expense	(3,105)	—	—	—	(3,105)
Other, net	(1,022)	601	(534)	—	(955)
Earnings in investments in subsidiaries	20,235	—	—	(20,235)	—
Income from operations before taxes	54,731	32,917	(534)	(20,235)	66,879
Income taxes (benefit)	12,941	12,348	(200)	—	25,089
Net income	$41,790	$20,569	$(334)	$(20,235)	$41,790

Condensed Consolidated Statements of Operations
For the year ended January 3, 2009
(in thousands)

	Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Net sales	$616,191	$368,199	$—	$(176,898)	$807,492
Cost and expenses:
Cost of sales and operating expenses	481,487	310,119	—	(176,898)	614,708
Selling, general and administrative expenses	53,607	6,154	—	—	59,761
Depreciation and amortization	17,543	6,890	—	—	24,433
Goodwill impairment	—	15,914	—	—	15,914
Total costs and expenses	552,637	339,077	—	(176,898)	714,816
Operating income	63,554	29,122	—	—	92,676

Interest expense	(3,018)	—	—	—	(3,018)
Other, net	113	164	(19)	—	258
Earnings in investments in subsidiaries	17,760	—	—	(17,760)	—
Income from operations before taxes	78,409	29,286	(19)	(17,760)	89,916
Income taxes (benefit)	23,847	11,514	(7)	—	35,354
Net income	$54,562	$17,772	$(12)	$(17,760)	$54,562

Condensed Consolidated Statements of Cash Flows
For the year ended January 1, 2011
(in thousands)

	Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$44,243	$22,598	$(340)	$(22,258)	$44,243
Earnings in investments in subsidiaries	(22,258)	—	—	22,258	—
Other operating cash flows	46,624	(10,311)	954	—	37,267
Net cash provided by operating activities	68,609	12,287	614	—	81,510

Cash flows from investng activities:
Capital expenditures	(17,648)	(7,072)	—	—	(24,720)
Acquisitions, net of cash acquired	(758,182)	—	—	—	(758,182)
Gross proceeds from sale of property, plant and equipment and other assets	406	218	—	—	624
Payments related to routes and other intangibles	(1,367)	—	—	—	(1,367)
Net cash used in investing activities	(776,791)	(6,854)	—	—	(783,645)

Cash flows from financing activities:
Proceeds from long-term debt	550,000	—	—	—	550,000
Payments on long-term debt	(32,500)	(9)	—	—	(32,509)
Net proceeds from revolver borrowings	160,000	—	—	—	160,000
Deferred loan costs	(24,020)	—	—	—	(24,020)
Issuances of common stock	35	—	—	—	35
Minimum withholding taxes paid on stock awards	(585)	—	—	—	(585)
Excess tax benefits from stock-based compensation	234	—	—	—	234
Net cash provided/(used) in financing activities	653,164	(9)	—	—	653,155

Net increase/(decrease) in cash and cash equivalents	(55,018)	5,424	614	—	(48,980)
Cash and cash equivalents at beginning of year	68,126	56	—	—	68,182
Cash and cash equivalents at end of year	$13,108	$5,480	$614	$—	$19,202

Condensed Consolidated Statements of Cash Flows
For the year ended January 2, 2010
(in thousands)

	Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$41,790	$20,569	$(334)	$(20,235)	$41,790
Earnings in investments in subsidiaries	(20,235)	—	—	20,235	—
Other operating cash flows	53,849	(16,787)	334	—	37,396
Net cash provided by operating activities	75,404	3,782	—	—	79,186

Cash flows from investng activities:
Capital expenditures	(18,078)	(5,560)	—	—	(23,638)
Acquisitions, net of cash acquired	(33,987)	—	—	—	(33,987)
Gross proceeds from sale of property, plant and equipment and other assets	177	1,736	—	—	1,913
Net cash used in investing activities	(51,888)	(3,824)	—	—	(55,712)

Cash flows from financing activities:
Proceeds from long-term debt	—	48	—	—	48
Payments on long-term debt	(5,000)	—	—	—	(5,000)
Contract payments	(72)	—	—	—	(72)
Deferred loan costs	(946)	—	—	—	(946)
Issuances of common stock	11	—	—	—	11
Minimum withholding taxes paid on stock awards	(108)	—	—	—	(108)
Excess tax benefits from stock-based compensation	(39)	—	—	—	(39)
Net cash provided/(used) in financing activities	(6,154)	48	—	—	(6,106)

Net increase in cash and cash equivalents	17,362	6	—	—	17,368
Cash and cash equivalents at beginning of year	50,764	50	—	—	50,814
Cash and cash equivalents at end of year	$68,126	$56	$—	$—	$68,182

Condensed Consolidated Statements of Cash Flows
For the year ended January 3, 2009
(in thousands)

	Issuer	Guarantors	Non-guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$54,562	$17,772	$(12)	$(17,760)	$54,562
Earnings in investments in subsidiaries	(17,760)	—	—	17,760	—
Other operating cash flows	51,431	(14,055)	12	—	37,388
Net cash provided by operating activities	88,233	3,717	—	—	91,950

Cash flows from investng activities:
Capital expenditures	(27,115)	(3,891)	—	—	(31,006)
Acquisitions, net of cash acquired	(15,876)	—	—	—	(15,876)
Gross proceeds from sale of property, plant and equipment and other assets	915	186	—	—	1,101
Payments related to routes and other intangibles	(6,609)	—	—	—	(6,609)
Net cash used in investing activities	(48,685)	(3,705)	—	—	(52,390)

Cash flows from financing activities:
Payments on long-term debt	(6,250)	—	—	—	(6,250)
Contract payments	(176)	—	—	—	(176)
Deferred loan costs	(67)	—	—	—	(67)
Issuances of common stock	303	—	—	—	303
Minimum withholding taxes paid on stock awards	(1,199)	—	—	—	(1,199)
Excess tax benefits from stock-based compensation	2,308	—	—	—	2,308
Net cash used in financing activities	(5,081)	—	—	—	(5,081)

Net increase in cash and cash equivalents	34,467	12	—	—	34,479
Cash and cash equivalents at beginning of year	16,297	38	—	—	16,335
Cash and cash equivalents at end of year	$50,764	$50	$—	$—	$50,814